WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 94.1%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.065%	9/25/35	$97,876	$81,198	(a)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.165%	10/25/35	221,687	207,222	(a)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	0.609%	3/25/36	229,447	119,857	(a)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.735%)	0.844%	8/25/35	3,460,000	3,117,456	(a)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	0.859%	10/25/30	745,337	714,328	(a)(b)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.891%	6/25/35	1,295,800	169,393	(a)
Alternative Loan Trust, 2005-14 3A1	2.462%	5/25/35	149,718	113,683	(a)
Alternative Loan Trust, 2005-36 4A1	3.067%	8/25/35	235,222	230,259	(a)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	0.609%	10/25/35	647,142	471,150	(a)
Alternative Loan Trust, 2006-HY10 1A1	2.825%	5/25/36	192,461	182,393	(a)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	87,051	56,731
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	28,739	28,809
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.965%	9/25/37	449,036	557,695	(a)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.289%	6/25/47	1,038,622	913,924	(a)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.104%	1/25/36	765,041	629,468	(a)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	0.909%	3/25/47	12,735,445	511,100	(a)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.009%	7/25/46	1,816,210	773,300	(a)(b)
Banc of America Funding Corp., 2015-R3 2A2	0.248%	2/27/37	2,629,125	2,230,326	(a)(b)
Banc of America Funding Trust, 2004-C 3A1	2.901%	12/20/34	287,250	285,513	(a)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	34,394	33,602	(a)
Banc of America Funding Trust, 2006-F 1A1	2.857%	7/20/36	110,264	113,659	(a)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	1.704%	9/26/45	3,750,000	3,230,899	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	0.396%	3/27/36	4,565,709	4,502,270	(a)(b)
Banc of America Funding Trust, 2015-R4 4A3	8.631%	1/27/30	12,850,186	5,379,049	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	0.909%	3/25/37	1,869,183	1,758,040	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	1.009%	3/25/37	2,275,656	2,186,724	(a)(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	1.259%	3/25/37	$1,031,018	$1,004,185	(a)(b)
BCAP LLC Trust, 2011-RR2 1A4	3.176%	7/26/36	2,906,144	1,809,174	(a)(b)
Bear Stearns ALT-A Trust, 2005-9 25A1	2.876%	11/25/35	238,996	198,326	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	46,643	44,981	(a)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	4.859%	10/25/27	1,070,000	1,080,626	(a)(b)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	3.009%	4/25/28	510,000	514,985	(a)(b)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	143,354	89,833
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.391%	6/25/35	7,272,482	1,363,590	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	0.239%	4/25/47	86,446	91,581	(a)(b)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	0.749%	3/25/35	57,126	56,665	(a)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.709%	5/25/35	72,255	62,086	(a)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.619%	4/25/35	302,540	248,458	(a)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	0.709%	3/25/35	46,268	38,473	(a)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	19.226%	10/25/35	11,868	13,364	(a)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	3.238%	2/20/36	40,057	35,001	(a)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	2.207%	2/20/36	103,970	99,806	(a)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.979%	9/25/37	2,823,758	1,821,059	(a)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	0.031%	7/25/36	202,489	145,411	(a)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,491,181	2,658,237	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	3.064%	9/25/34	37,213	37,416	(a)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.326%	8/25/34	20,276	20,224	(a)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.253%	8/25/35	130,545	118,295	(a)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.769%	7/25/36	$364,615	$354,471	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	0.659%	5/25/47	365,991	324,272	(a)(b)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	0.549%	9/25/36	3,681,315	315,893	(a)(b)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	265,677	205,477
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	19.225%	7/27/36	320,909	430,833	(a)(b)
CSMC Trust, 2010-18R 6A5	3.325%	9/28/36	696,300	714,717	(a)(b)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.258%	10/27/36	4,144,353	3,627,683	(a)(b)
CSMC Trust, 2015-2R 7A2	2.892%	8/27/36	3,442,468	2,863,143	(a)(b)
CSMC Trust, 2017-RPL1 B1	3.035%	7/25/57	3,052,442	2,329,093	(a)(b)
CSMC Trust, 2017-RPL1 B2	3.035%	7/25/57	3,501,991	2,457,732	(a)(b)
CSMC Trust, 2017-RPL1 B3	3.035%	7/25/57	2,977,486	1,691,090	(a)(b)
CSMC Trust, 2017-RPL1 B4	3.035%	7/25/57	3,251,162	569,539	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	0.386%	2/15/34	43,737	41,773	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	21,588	16,248	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	9.113%	4/15/36	190,191	35,734	(a)(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	15.864%	4/15/36	181,215	57,269	(a)(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	10.719%	4/15/36	68,489	19,716	(a)(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	7.403%	4/15/36	247,979	51,639	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,152,185	1,776,024	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.148%	9/25/55	26,938,287	3,448,938	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	182,777,770	724,714	(a)(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	$11,327,348	$2,092,683	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.000%	8/25/56	19,340,533	3,064,774	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	454,362,125	2,053,262	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	715,165	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	3.453%	8/25/59	4,084,622	2,038,600	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.609%	10/25/28	494,609	579,717	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	11.359%	12/25/28	1,029,928	1,215,600	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	8.709%	3/25/29	1,576,861	1,648,738	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	11.359%	10/25/29	1,772,891	1,950,443	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.109%	10/25/48	3,000,000	3,524,375	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.859%	5/25/43	5,551,303	6,171,792	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	10.609%	2/25/47	3,530,000	3,918,325	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.489%	11/25/48	4,860,901	4,683,522	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA1 B2 (1 mo. USD LIBOR + 10.750%)	10.859%	1/25/49	1,500,000	1,741,162	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	$2,274,685	$445,788	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	11.859%	8/25/28	1,866,407	2,276,857	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	12.359%	9/25/28	2,340,507	2,910,822	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	11.859%	10/25/28	1,654,432	2,025,076	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.359%	1/25/29	2,618,984	3,072,413	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.359%	4/25/29	3,517,578	3,943,823	(a)(b)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.687%	8/25/35	393,668	367,935	(a)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	81,994	47,592
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.461%	3/20/23	21,067	21,080	(a)(b)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.891%	4/25/35	1,857,452	326,360	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	49,086	55,614	(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	340,979	353,491	(b)
HarborView Mortgage Loan Trust, 2006-2 1A	2.647%	2/25/36	14,974	6,803	(a)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	0.609%	5/25/36	3,500,000	1,404,710	(a)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.334%	1/25/37	104,144	90,069	(a)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	0.829%	10/25/34	198,539	194,247	(a)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.860%	1/25/36	68,831	61,646	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	2.697%	1/25/35	47,314	47,410	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	2.987%	9/25/35	$51,072	$49,117	(a)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.339%	5/25/36	197,447	169,584	(a)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.183%	6/25/36	255,935	270,793	(a)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	3.409%	6/25/36	355,093	329,545	(a)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.252%	3/25/37	245,021	249,667	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	688,800	530,618
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	41,631	43,482
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	16,058	16,708
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	0.609%	8/25/37	2,191,800	741,890	(a)
Legacy Mortgage Asset Trust, 2019-GS2 A2, Step bond	4.250%	1/25/59	4,520,000	4,523,555	(b)(c)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.291%	7/25/36	4,821,671	1,084,473	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	5.241%	11/25/36	4,550,918	858,868	(a)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	0.289%	11/25/36	3,332,447	1,779,157	(a)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.041%	11/25/36	5,102,967	1,557,758	(a)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	0.439%	6/25/37	2,751,826	280,719	(a)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.340%)	0.449%	12/25/36	502,840	457,175	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.939%	10/25/34	44,803	46,642	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.319%	4/25/46	156,518	144,142	(a)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	54,251	48,843	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.771%	3/25/36	437,992	285,743	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.249%	6/25/36	221,274	71,909	(a)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.460%)	0.569%	2/25/37	1,714,634	708,318	(a)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	2.925%	11/25/37	$420,409	$397,722	(a)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	1.088%	12/27/46	907,731	810,689	(a)(b)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	1.174%	11/25/34	458,793	460,808	(a)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	36,179,491	617,548	(a)(b)
Nomura Resecuritization Trust, 2014-5R 1A9	6.422%	6/26/35	1,753,507	1,690,696	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.859%	5/27/23	1,899,310	1,881,194	(a)(b)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	0.739%	11/25/35	2,114,323	1,915,010	(a)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	0.649%	8/25/31	701,575	633,154	(a)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	2.359%	2/25/30	2,345,000	2,270,864	(a)(b)
RALI Trust, 2005-QA3 CB4	3.421%	3/25/35	1,115,172	602,449	(a)
RALI Trust, 2006-QA1 A11	3.813%	1/25/36	290,495	243,927	(a)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.360%)	0.469%	5/25/36	199,717	187,222	(a)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.440%)	0.549%	2/25/46	182,408	56,920	(a)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.260%)	0.239%	2/25/37	99,442	103,081	(a)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 1.350%)	2.134%	4/25/34	926,503	870,605	(a)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	205,636	201,147
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	331,826	234,141
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	0.459%	1/25/37	2,778,917	462,272	(a)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	2,790,139	2,819,684	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5, Step bond	6.166%	5/25/36	530,408	394,315
Renaissance Home Equity Loan Trust, 2007-2 AF2, Step bond	5.675%	6/25/37	445,054	175,460
Renaissance Home Equity Loan Trust, 2007-3 AF3, Step bond	7.238%	9/25/37	1,648,833	950,984

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	7.141%	6/25/35	$1,540,860	$437,338	(a)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	0.579%	10/25/35	89,048	63,288	(a)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	0.609%	4/25/36	1,440,065	475,948	(a)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.391%	4/25/36	2,984,590	724,032	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	217,545	177,565
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.291%	9/25/36	2,929,442	387,008	(a)
RFMSI Trust, 2006-SA2 4A1	5.272%	8/25/36	79,337	66,794	(a)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	0.609%	6/25/37	1,369,650	1,088,825	(a)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.391%	6/25/37	1,369,650	187,949	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	2.639%	12/25/34	180,073	176,823	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	3.610%	3/25/35	31,119	31,689	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	3.003%	4/25/35	54,540	55,650	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.699%	3/25/35	121,161	111,422	(a)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	3.859%	9/25/34	297,405	307,252	(a)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.440%)	0.549%	5/25/46	541,403	287,209	(a)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.638%	10/20/35	12,631	11,846	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	22.885%	10/25/35	152,157	194,163	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	35.137%	11/25/35	52,459	92,582	(a)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	1.009%	11/25/35	$102,746	$90,115	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	0.904%	1/25/45	1,489,842	1,227,881	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.980%)	1.089%	10/25/45	145,695	144,648	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.800%)	0.909%	11/25/45	640,390	407,999	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	0.209%	12/25/36	334,187	226,749	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	2.526%	12/25/36	166,887	159,691	(a)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.351%	3/25/37	1,998,622	271,444	(a)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $137,677,602)				154,890,224

COMMERCIAL MORTGAGE-BACKED SECURITIES(d) - 24.1%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.006%	4/15/34	2,000,000	1,951,139	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	711,721	138,252
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	2,020,723	(b)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	4.456%	7/15/32	1,620,000	1,365,107	(a)(b)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.456%	7/15/32	3,300,000	2,005,243	(a)(b)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	3,000,000	2,851,331	(b)(e)
CSMC Trust, 2020-LOTS A (1 mo. USD LIBOR + 3.975%, 4.725% floor)	4.725%	7/15/22	1,384,000	1,386,694	(a)(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	268,897	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (SOFR30A + 7.750%)	7.767%	1/25/51	950,000	1,057,541	(a)(b)
FRESB Mortgage Trust, 2018-SB48 B	3.663%	2/25/38	3,853,233	2,957,838	(a)(b)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	12,692	12,353	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(d) - (continued)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	$81,012	$28,354
GS Mortgage Securities Trust, 2007-GG10 AJ	5.829%	8/10/45	2,291,363	1,058,927	(a)
GS Mortgage Securities Trust, 2019-SMP G (1 mo. USD LIBOR + 4.250%)	4.356%	8/15/32	1,500,000	1,031,627	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.990%	4/17/45	296,676	109,770	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.897%	2/12/49	296,285	145,496	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.336%	2/15/51	76,477	70,835	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.314%	6/15/35	3,000,000	1,916,391	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.906%	7/15/34	1,814,912	1,685,926	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT D (1 mo. USD LIBOR + 6.550%)	6.656%	7/15/34	907,456	791,229	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	13,611,838	81,470	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.356%	12/15/36	1,520,000	1,329,127	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.856%	12/15/36	1,520,000	1,265,561	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.106%	1/16/37	646,000	614,538	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	4.106%	1/16/37	646,000	605,908	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	45,159	25,177	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	33,262	32,778	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	7,750	7,637	(a)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	3,046	3,044
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.099%	12/12/49	134,225	77,716	(a)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(d) - (continued)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.356%	8/15/34	$1,203,672	$1,210,571	(a)(b)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,100,000	1,754,206	(a)(b)
Multifamily CAS Trust, 2019-01 CE (1 mo. USD LIBOR + 8.750%)	8.859%	10/15/49	2,500,000	2,257,128	(a)(b)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	7.609%	3/25/50	1,500,000	1,573,260	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,900,000	1,709,448	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	950,000	803,424	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,280,000	1,265,716	(a)(b)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.606%	11/15/27	1,000,000	100,125	(a)(b)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.506%	11/15/27	1,600,000	80,200	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.434%	11/11/34	1,012,600	982,455	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.206%	11/11/34	769,576	700,496	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	156,563	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,149,979	109,455	(a)(b)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $53,091,964)				39,599,676

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 4.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	1,000,000	998,718	(a)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	1,990,000	2,101,345	(b)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	908,816
BCMSC Trust, 1998-B A	6.530%	10/15/28	368,198	383,463	(a)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	121,748	122,572	(a)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,189,118	(a)(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	$136,242	$20,450	(b)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	1,183
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	859,655	(b)(e)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	1,151,739	(b)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	400,000	385,708	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,224,899)				8,122,767

			FACE AMOUNT
CORPORATE BONDS & NOTES - 0.3%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust (Cost - $484,859)	9.350%	1/10/23	479,444	509,121	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,479,324)				203,121,788

			SHARES
SHORT-TERM INVESTMENTS - 9.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $14,817,024)	0.030%		14,817,024	14,817,024

TOTAL INVESTMENTS - 132.4% (Cost - $217,296,348)				217,938,812
Liabilities in Excess of Other Assets - (32.4)%				(53,308,430)

TOTAL NET ASSETS - 100.0%				$164,630,382

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is valued using significant unobservable inputs (Note 1).

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

At March 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.250%	2/12/2021	5/12/2021	$6,521,000	Residential Mortgage-Backed Securities	$8,939,832
					Cash	325,133
Credit Suisse	2.500%	2/12/2021	5/12/2021	1,301,000	Commercial Mortgage-Backed Securities	1,386,694
					Cash	64,867

				$7,822,000		$10,716,526

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	20	6/21	$3,851,661	$3,624,375	$(227,286)
Contracts to Sell:
U.S. Treasury 5-Year Notes	24	6/21	2,994,927	2,961,562	33,365

Net unrealized depreciation on open futures contracts					$(193,921)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	$500,000	10/17/57	3.000% Monthly	$(78,260)	$(21,932)	$(56,328)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	$500,000	8/17/61	3.000% Monthly	$33,367	$41,136	$(7,769)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

15

Notes to Schedule of Investments (unaudited) (continued)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$154,890,224	—	$154,890,224
Commercial Mortgage-Backed Securities	—	33,521,610	$6,078,066	39,599,676
Asset-Backed Securities	—	7,263,112	859,655	8,122,767
Corporate Bonds & Notes	—	509,121	—	509,121

Total Long-Term Investments	—	196,184,067	6,937,721	203,121,788

Short-Term Investments†	$14,817,024	—	—	14,817,024

Total Investments	$14,817,024	$196,184,067	$6,937,721	$217,938,812

Other Financial Instruments:
Futures Contracts	$33,365	—	—	$33,365
OTC Credit Default Swaps on Credit Indices - Buy Protection	—	$33,367	—	33,367

Total Other Financial Instruments	$33,365	$33,367	—	$66,732

Total	$14,850,389	$196,217,434	$6,937,721	$218,005,544

17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$227,286	—	—	$227,286
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	$78,260	—	78,260

Total	$227,286	$78,260	—	$305,546

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Collateralized Mortgage Obligations	$6,704,322	$23,818	—	$(650,074)	—
Asset-Backed Securities	858,873	—	—	782	—

Total	$7,563,195	$23,818	—	$(649,292)	—

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2021[1]
Collateralized Mortgage Obligations	—	—	—	$6,078,066	$(650,074)
Asset-Backed Securities	—	—	—	859,655	782

Total	—	—	—	$6,937,721	$(649,292)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

18